Intangible assets, net and Goodwill - Remaining Weighted Average Amortization Period (Details)	Dec. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	11 years 9 months 25 days
Licenses and service agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	11 years 11 months 26 days
Trade names
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	11 years 6 months 10 days
Non-compete agreements
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	5 years 5 months 12 days
Internal-use software
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	4 years 9 months 7 days
Intellectual property and know-how
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	3 years 10 days
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	2 years 3 months